Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Blue Star Foods Corp Stock Holders Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2018		$ 1,603	$ 3,404,774	$ (3,853,139)		$ (446,762)	$ (372,752)	$ (819,514)
Balance, shares at Dec. 31, 2018	1,413	16,023,164
Common stock issued for cash		$ 2	31,998			32,000		32,000
Common stock issued for cash, shares		16,000
Cancellation of issued shares for cash		$ (1)	(9,999)			(10,000)		(10,000)
Cancellation of issued shares for cash, shares		(5,000)
Common stock issued for service		$ 20	397,022			397,042		397,042
Common stock issued for service, shares		198,521
Common stock incentive issued to employees		$ 1	10,999			11,000		11,000
Common stock incentive issued to employees, shares		5,500
Common stock issued for Taste of BC acquisition		$ 130	2,589,870			2,590,000		2,590,000
Common Stock Issued For Taste of BC Acquisition, shares		1,295,000
Stock based compensation			2,251,322			2,251,322		2,251,322
Series A preferred 8% dividend issued in common stock		$ 6	113,035	(113,041)
Series A preferred 8% dividend issued in common stock, shares		56,520
Net Income (Loss)				(4,986,286)		(4,986,286)	(35,417)	(5,021,703)
Comprehensive Income							50,141	50,141
Balance, value at Dec. 31, 2019		$ 1,761	8,789,021	(8,952,466)		(161,684)	(358,028)	(519,712)
Balance, shares at Dec. 31, 2019	1,413	17,589,705
Stock based compensation			34,846			34,846		34,846
Series A preferred 8% dividend issued in common stock		$ 1	28,258	(28,259)
Series A preferred 8% dividend issued in common stock, shares		14,130
Net Income (Loss)				(850,407)		(850,407)	(3,240)	(853,647)
Comprehensive Income							14,606	14,606
Balance, value at Mar. 31, 2020		$ 1,762	8,852,125	(9,831,132)		(977,245)	(346,662)	(1,323,907)
Balance, shares at Mar. 31, 2020	1,413	17,603,835
Balance, value at Dec. 31, 2019		$ 1,761	8,789,021	(8,952,466)		(161,684)	(358,028)	(519,712)
Balance, shares at Dec. 31, 2019	1,413	17,589,705
Net Income (Loss)								(4,344,580)
Balance, value at Jun. 30, 2020		$ 1,866	11,580,420	(13,361,143)		(1,778,857)	(326,751)	(2,105,608)
Balance, shares at Jun. 30, 2020	1,413	18,642,388
Balance, value at Dec. 31, 2019		$ 1,761	8,789,021	(8,952,466)		(161,684)	(358,028)	(519,712)
Balance, shares at Dec. 31, 2019	1,413	17,589,705
Common stock issued for cash			10,000			10,000		10,000
Common stock issued for cash, shares		5,000
Common stock issued for service		$ 12	188,988			189,000		189,000
Common stock issued for service, shares		115,814
Stock based compensation			139,380			139,380		139,380
Common stock issued to related party lender for forbearance		$ 100	2,655,192			2,655,292		2,655,292
Common stock issued to related party lender for forbearance, shares		1,021,266
Common stock issued to settle related party notes		$ 80	1,593,220			1,593,300		1,593,300
Common stock issued to settle related party notes, shares		796,650
Series A preferred 8% dividend issued in common stock		$ 5	113,035	(113,040)
Series A preferred 8% dividend issued in common stock, shares		52,286
Net Income (Loss)				(4,445,011)		(4,445,011)	7,577	(4,437,434)
Comprehensive Income							23,700	23,700
Deconsolidation of Strike the Gold Foods, Ltd.							326,751	326,751
Balance, value at Dec. 31, 2020		$ 1,958	13,488,836	(13,510,517)		(19,723)		(19,723)
Balance, shares at Dec. 31, 2020	1,413	19,580,721
Balance, value at Mar. 31, 2020		$ 1,762	8,852,125	(9,831,132)		(977,245)	(346,662)	(1,323,907)
Balance, shares at Mar. 31, 2020	1,413	17,603,835
Common stock issued for cash		$ 1	9,999			10,000		10,000
Common stock issued for cash, shares		5,000
Stock based compensation			34,846			34,846		34,846
Common stock issued to a related party lender		$ 102	2,655,190			2,655,292		2,655,292
Common stock issued to a related party lender, shares		1,021,266
Series A preferred 8% dividend issued in common stock		$ 1	28,260	(28,261)
Series A preferred 8% dividend issued in common stock, shares		12,287
Net Income (Loss)				(3,501,750)		(3,501,750)	10,817	(3,490,933)
Comprehensive Income							9,094	9,094
Balance, value at Jun. 30, 2020		$ 1,866	11,580,420	(13,361,143)		(1,778,857)	(326,751)	(2,105,608)
Balance, shares at Jun. 30, 2020	1,413	18,642,388
Balance, value at Dec. 31, 2020		$ 1,958	13,488,836	(13,510,517)		(19,723)		(19,723)
Balance, shares at Dec. 31, 2020	1,413	19,580,721
Common stock issued for service		$ 5	96,242			96,247		96,247
Common stock issued for service, shares		40,465
Stock based compensation			30,319			30,319		30,319
Series A preferred 8% dividend issued in common stock		$ 1	28,259	(28,260)
Series A preferred 8% dividend issued in common stock, shares		11,975
Net Income (Loss)				(478,104)		(478,104)		(478,104)
Balance, value at Mar. 31, 2021		$ 1,964	13,643,656	(14,016,881)		(371,261)		(371,261)
Balance, shares at Mar. 31, 2021	1,413	19,633,161
Balance, value at Dec. 31, 2020		$ 1,958	13,488,836	(13,510,517)		(19,723)		(19,723)
Balance, shares at Dec. 31, 2020	1,413	19,580,721
Net Income (Loss)								(915,231)
Balance, value at Jun. 30, 2021		$ 2,315	19,846,182	(14,454,008)	936	5,395,425		5,395,425
Balance, shares at Jun. 30, 2021		23,119,041
Balance, value at Mar. 31, 2021		$ 1,964	13,643,656	(14,016,881)		(371,261)		(371,261)
Balance, shares at Mar. 31, 2021	1,413	19,633,161
Common stock issued for cash		$ 129	2,572,871			2,573,000		2,573,000
Common stock issued for cash, shares		1,286,500
Common stock issued for service		$ 5	231,616			231,621		231,621
Common stock issued for service, shares		37,965
Common stock issued for Taste of BC acquisition		$ 99	2,271,705			2,271,804		2,271,804
Common Stock Issued For Taste of BC Acquisition, shares		987,741
Stock based compensation			66,170			66,170		66,170
Common stock issued to settle related party interest		$ 13	266,869			266,882		266,882
Common stock issued to settle related party interest, shares		122,217
Common stock issued to be held in escrow		$ 34	793,366			793,400		793,400
Common stock issued to be held in escrow, shares		344,957
Preferred stock conversion to Common stock		$ 71	(71)
Preferred Stock conversion to Common Stock, shares	(1,413)	706,500
Net Income (Loss)				(437,127)		(437,127)		(437,127)
Comprehensive Income					936	936		936
Balance, value at Jun. 30, 2021		$ 2,315	$ 19,846,182	$ (14,454,008)	$ 936	$ 5,395,425		$ 5,395,425
Balance, shares at Jun. 30, 2021		23,119,041